EARNINGS (LOSS) PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings (loss) per share:
Schedule of Basic and Diluted Income (Loss) Per Share

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Numerator
Net income (loss)	$612,008	$1,349,942	$(180,473)	$(3,922,043)
Net income attributable to participating securities	12,490	8,750	—	—
Net income (loss) attributable to Dolphin Entertainment common stock shareholders and numerator for basic earnings (loss) per share	599,518	1,341,192	(180,473)	(3,922,043)
Undistributed earnings for the three months ended June 30, 2022 attributable to participating securities	12,490	—	—	—
Change in fair value of convertible notes payable	(244,022)	(268,974)	(531,880)	—
Change in fair value of warrants	—	(65,000)	(95,000)	—
Interest expense	9,863	36,862	19,726	—
Numerator for diluted earnings (loss) per share	$377,849	$1,044,080	$(787,627)	$(3,922,043)

Denominator
Denominator for basic EPS - weighted-average shares	9,498,266	7,664,000	9,113,252	7,456,360
Effect of dilutive securities:
Warrants	—	11,913	2,555	—
Convertible notes payable	127,877	237,483	127,877	—
Denominator for diluted EPS - adjusted weighted-average shares	9,626,143	7,913,396	9,243,684	7,456,360

Basic earnings (loss) per share	$0.06	$0.17	$(0.02)	$(0.53)
Diluted earnings (loss) per share	$0.04	$0.13	$(0.09)	$(0.53)

	Year ended December 31,
	2021	2020
Numerator
Net loss attributable to Dolphin Entertainment stockholders	$(6,462,303)	$(1,939,192)
Change in fair value of put rights	—	(1,745,418)
Numerator for diluted loss per share	$(6,462,303)	$(3,684,610)

Denominator
Denominator for basic EPS - weighted-average shares	7,614,774	5,619,969
Effect of dilutive securities:
Put rights	—	762,968
Denominator for diluted EPS - adjusted weighted-average shares assuming exercise of Put rights	7,614,774	6,382,937

Basic loss per share	$(0.85)	$(0.35)
Diluted loss per share	$(0.85)	$(0.58)